FINANCIAL ASSETS AND LIABILITIES - Summary of lease expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS AND LIABILITIES
Variable lease payments not included in the recognition of lease obligations	R$ 43,115	R$ 56,612	R$ 35,482
Expenses related to short-term leases	37,739	14,986	30,507
Low asset leasing costs, excluding short-term leases	5,376	1,445	978
Lease expense	R$ 86,230	R$ 73,043	R$ 66,967